Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,005
Ending balance	992	£ 1,005
Less: Recoveries net of collection costs	(10)	(36)	£ 17
Credit impairment (charges)/write-backs	205
ECL charge/(release) to the Income Statement from continued operations		320	(233)
Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment (charges)/write-backs	40
ECL charge/(release) to the Income Statement from continued operations		31	(90)
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	170
Ending balance	170	170
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284,428	292,366
Transfers from Stage 1 to Stage 2	(12,945)	(9,100)
Transfers from Stage 2 to Stage 1	5,913	7,207
Transfers to Stage 3	(598)	(621)
Transfers from Stage 3	28	10
Transfers of financial instruments	(7,602)	(2,504)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	25,409	48,194
Redemptions and repayments	(33,805)	(54,546)
Changes in risk parameters and other movements	(219)	918
Assets written off	0	0
Ending balance	268,211	284,428	292,366
Net movement in the period	(16,217)	(7,938)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	176,965	177,696
Transfers from Stage 1 to Stage 2	(10,791)	(5,834)
Transfers from Stage 2 to Stage 1	4,778	2,961
Transfers to Stage 3	(335)	(278)
Transfers from Stage 3	14	4
Transfers of financial instruments	(6,334)	(3,147)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	12,947	35,028
Redemptions and repayments	(23,081)	(32,565)
Changes in risk parameters and other movements	666	(47)
Assets written off	0	0
Ending balance	161,163	176,965	177,696
Net movement in the period	(15,802)	(731)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,838	20,604
Transfers from Stage 1 to Stage 2	(1,376)	(2,195)
Transfers from Stage 2 to Stage 1	512	4,023
Transfers to Stage 3	(118)	(172)
Transfers from Stage 3	1	0
Transfers of financial instruments	(981)	1,656
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,257	8,629
Redemptions and repayments	(6,713)	(9,019)
Changes in risk parameters and other movements	(834)	1,968
Assets written off	0	0
Ending balance	22,567	23,838	20,604
Net movement in the period	(1,271)	3,234
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516
Ending balance	461	516
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,127	17,964
Transfers from Stage 1 to Stage 2	12,945	9,100
Transfers from Stage 2 to Stage 1	(5,913)	(7,207)
Transfers to Stage 3	(920)	(624)
Transfers from Stage 3	304	758
Transfers of financial instruments	6,416	2,027
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	562	1,119
Redemptions and repayments	(3,017)	(2,065)
Changes in risk parameters and other movements	507	82
Assets written off	0	0
Ending balance	23,595	19,127	17,964
Net movement in the period	4,468	1,163
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13,533	11,152
Transfers from Stage 1 to Stage 2	10,791	5,834
Transfers from Stage 2 to Stage 1	(4,778)	(2,961)
Transfers to Stage 3	(566)	(448)
Transfers from Stage 3	277	279
Transfers of financial instruments	5,724	2,704
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	154	529
Redemptions and repayments	(1,752)	(1,229)
Changes in risk parameters and other movements	338	377
Assets written off	0	0
Ending balance	17,997	13,533	11,152
Net movement in the period	4,464	2,381
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,888	5,914
Transfers from Stage 1 to Stage 2	1,376	2,195
Transfers from Stage 2 to Stage 1	(512)	(4,023)
Transfers to Stage 3	(258)	(111)
Transfers from Stage 3	9	463
Transfers of financial instruments	615	(1,476)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	132	228
Redemptions and repayments	(869)	(584)
Changes in risk parameters and other movements	199	(194)
Assets written off	0	0
Ending balance	3,965	3,888	5,914
Net movement in the period	77	(2,026)
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	319
Ending balance	361	319
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,729	3,017
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,518	1,245
Transfers from Stage 3	(332)	(768)
Transfers of financial instruments	1,186	477
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	59	64
Redemptions and repayments	(886)	(950)
Changes in risk parameters and other movements	395	375
Assets written off	(412)	(254)
Ending balance	3,071	2,729	3,017
Net movement in the period	342	(288)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,848	1,815
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	901	726
Transfers from Stage 3	(291)	(283)
Transfers of financial instruments	610	443
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	5	1
Redemptions and repayments	(417)	(415)
Changes in risk parameters and other movements	36	14
Assets written off	(54)	(10)
Ending balance	2,028	1,848	1,815
Net movement in the period	180	33
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	572	827
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	376	283
Transfers from Stage 3	(10)	(463)
Transfers of financial instruments	366	(180)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	38	43
Redemptions and repayments	(193)	(53)
Changes in risk parameters and other movements	137	21
Assets written off	(175)	(86)
Ending balance	745	572	827
Net movement in the period	173	(255)
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	306,284	313,347
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	26,030	49,377
Redemptions and repayments	(37,708)	(57,561)
Changes in risk parameters and other movements	683	1,375
Assets written off	(412)	(254)
Ending balance	294,877	306,284	313,347
Net movement in the period	(11,407)	(7,063)
Exposures - On balance sheet | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	192,346	190,663
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	13,106	35,558
Redemptions and repayments	(25,250)	(34,209)
Changes in risk parameters and other movements	1,040	344
Assets written off	(54)	(10)
Ending balance	181,188	192,346	190,663
Net movement in the period	(11,158)	1,683
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	28,298	27,345
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
New lending and assets purchased	7,427	8,900
Redemptions and repayments	(7,775)	(9,656)
Changes in risk parameters and other movements	(498)	1,795
Assets written off	(175)	(86)
Ending balance	27,277	28,298	27,345
Net movement in the period	(1,021)	953
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	170	132
Transfers from Stage 1 to Stage 2	(9)	(25)
Transfers from Stage 2 to Stage 1	111	133
Transfers to Stage 3	(6)	(4)
Transfers from Stage 3	1	1
Transfers of financial instruments	97	105
Net ECL remeasurement on stage transfer	(111)	(110)
Change in economic scenarios	29	37
New lending and assets purchased	28	42
Redemptions and repayments	(35)	(35)
Changes in risk parameters and other movements	(8)	(1)
Assets written off	0	0
Ending balance	170	170	132
Increase decrease in total expected credit losses	0	38
Charge/(release) to the Income Statement	0	38
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	25	13
Transfers from Stage 1 to Stage 2	(3)	(1)
Transfers from Stage 2 to Stage 1	30	16
Transfers to Stage 3	(3)	(2)
Transfers from Stage 3	0	0
Transfers of financial instruments	24	13
Net ECL remeasurement on stage transfer	(28)	(15)
Change in economic scenarios	0	1
New lending and assets purchased	4	7
Redemptions and repayments	(6)	(3)
Changes in risk parameters and other movements	5	9
Assets written off	0	0
Ending balance	24	25	13
Increase decrease in total expected credit losses	(1)	12
Charge/(release) to the Income Statement	(1)	12
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Credit impairment (charges)/write-backs	(1)
ECL charge/(release) to the Income Statement from continued operations		12
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	83	50
Transfers from Stage 1 to Stage 2	(1)	(14)
Transfers from Stage 2 to Stage 1	10	92
Transfers to Stage 3	(3)	(1)
Transfers from Stage 3	0	0
Transfers of financial instruments	6	77
Net ECL remeasurement on stage transfer	(16)	(72)
Change in economic scenarios	30	38
New lending and assets purchased	5	16
Redemptions and repayments	(13)	(15)
Changes in risk parameters and other movements	(19)	(11)
Assets written off	0	0
Ending balance	76	83	50
Increase decrease in total expected credit losses	(7)	33
Charge/(release) to the Income Statement	(7)	33
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Credit impairment (charges)/write-backs	(7)
ECL charge/(release) to the Income Statement from continued operations		33
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	516	330
Transfers from Stage 1 to Stage 2	9	25
Transfers from Stage 2 to Stage 1	(111)	(133)
Transfers to Stage 3	(38)	(32)
Transfers from Stage 3	15	150
Transfers of financial instruments	(125)	10
Net ECL remeasurement on stage transfer	145	98
Change in economic scenarios	(33)	123
New lending and assets purchased	45	76
Redemptions and repayments	(53)	(60)
Changes in risk parameters and other movements	(34)	(61)
Assets written off	0	0
Ending balance	461	516	330
Increase decrease in total expected credit losses	(55)	186
Charge/(release) to the Income Statement	(55)	186
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	131	88
Transfers from Stage 1 to Stage 2	3	1
Transfers from Stage 2 to Stage 1	(30)	(16)
Transfers to Stage 3	(15)	(11)
Transfers from Stage 3	9	9
Transfers of financial instruments	(33)	(17)
Net ECL remeasurement on stage transfer	40	40
Change in economic scenarios	(2)	21
New lending and assets purchased	3	11
Redemptions and repayments	(12)	(11)
Changes in risk parameters and other movements	(17)	(1)
Assets written off	0	0
Ending balance	110	131	88
Increase decrease in total expected credit losses	(21)	43
Charge/(release) to the Income Statement	(21)	43
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Credit impairment (charges)/write-backs	(21)
ECL charge/(release) to the Income Statement from continued operations		43
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	166	127
Transfers from Stage 1 to Stage 2	1	14
Transfers from Stage 2 to Stage 1	(10)	(92)
Transfers to Stage 3	(8)	(13)
Transfers from Stage 3	1	135
Transfers of financial instruments	(16)	44
Net ECL remeasurement on stage transfer	29	(41)
Change in economic scenarios	(30)	76
New lending and assets purchased	6	19
Redemptions and repayments	(10)	(32)
Changes in risk parameters and other movements	(13)	(27)
Assets written off	0	0
Ending balance	132	166	127
Increase decrease in total expected credit losses	(34)	39
Charge/(release) to the Income Statement	(34)	39
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Credit impairment (charges)/write-backs	(34)
ECL charge/(release) to the Income Statement from continued operations		39
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	319	403
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	44	36
Transfers from Stage 3	(16)	(151)
Transfers of financial instruments	28	(115)
Net ECL remeasurement on stage transfer	130	110
Change in economic scenarios	9	3
New lending and assets purchased	20	24
Redemptions and repayments	(46)	(35)
Changes in risk parameters and other movements	133	86
Assets written off	(232)	(157)
Ending balance	361	319	403
Increase decrease in total expected credit losses	42	(84)
Charge/(release) to the Income Statement	274	73
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	7	36
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	95	89
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	18	13
Transfers from Stage 3	(9)	(9)
Transfers of financial instruments	9	4
Net ECL remeasurement on stage transfer	22	8
Change in economic scenarios	3	2
New lending and assets purchased	1	0
Redemptions and repayments	(14)	(12)
Changes in risk parameters and other movements	3	7
Assets written off	(11)	(3)
Ending balance	108	95	89
Increase decrease in total expected credit losses	13	6
Charge/(release) to the Income Statement	24	9
Less: Discount unwind	(3)	(2)
Less: Recoveries net of collection costs	28	(1)
Credit impairment (charges)/write-backs	49
ECL charge/(release) to the Income Statement from continued operations		6
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	145	248
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	11	14
Transfers from Stage 3	(1)	(135)
Transfers of financial instruments	10	(121)
Net ECL remeasurement on stage transfer	64	61
Change in economic scenarios	6	0
New lending and assets purchased	10	12
Redemptions and repayments	(23)	(17)
Changes in risk parameters and other movements	28	(14)
Assets written off	(68)	(24)
Ending balance	172	145	248
Increase decrease in total expected credit losses	27	(103)
Charge/(release) to the Income Statement	95	(79)
Less: Discount unwind	(9)	(3)
Less: Recoveries net of collection costs	(5)	42
Credit impairment (charges)/write-backs	81
ECL charge/(release) to the Income Statement from continued operations		(40)
ECL - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,005	865
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	164	98
Change in economic scenarios	5	163
New lending and assets purchased	93	142
Redemptions and repayments	(134)	(130)
Changes in risk parameters and other movements	91	24
Assets written off	(232)	(157)
Ending balance	992	1,005	865
Increase decrease in total expected credit losses	(13)	140
Charge/(release) to the Income Statement	219	297
Less: Discount unwind	(21)	(13)
Less: Recoveries net of collection costs	7	36
ECL - On balance sheet | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	251	190
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	34	33
Change in economic scenarios	1	24
New lending and assets purchased	8	18
Redemptions and repayments	(32)	(26)
Changes in risk parameters and other movements	(9)	15
Assets written off	(11)	(3)
Ending balance	242	251	190
Increase decrease in total expected credit losses	(9)	61
Charge/(release) to the Income Statement	2	64
Less: Discount unwind	(3)	(2)
Less: Recoveries net of collection costs	28	(1)
Credit impairment (charges)/write-backs	27
ECL charge/(release) to the Income Statement from continued operations		61
ECL - On balance sheet | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	394	425
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	77	(52)
Change in economic scenarios	6	114
New lending and assets purchased	21	47
Redemptions and repayments	(46)	(64)
Changes in risk parameters and other movements	(4)	(52)
Assets written off	(68)	(24)
Ending balance	380	394	£ 425
Increase decrease in total expected credit losses	(14)	(31)
Charge/(release) to the Income Statement	54	(7)
Less: Discount unwind	(9)	(3)
Less: Recoveries net of collection costs	(5)	42
Credit impairment (charges)/write-backs	£ 40
ECL charge/(release) to the Income Statement from continued operations		£ 32